[Letterhead of State Street Research &
  Management Company,
One Financial Center,
Boston, MA  02111]

April 27, 2001


Securities and Exchange Commission
Filing Desk
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

RE:      State Street Research Institutional Funds
         Securities Act of 1933 Registration No. 333-73433
         Investment Company Act of 1940 File No. 811-9247
         CIK 0001080727

Dear Sir or Madam:

On behalf of State Street Research Institutional Funds (the "Trust"), and pursuant to Rule 24f-2(b)(1) under the Investment Company Act of 1940, as amended, we hereby file electronically a Rule 24f-2 Notice on Form 24F-2 for the fiscal year ended January 31, 2001. This filing pertains to the following Funds:

                        State Street Research Core Fixed Income Fund
                        State Street Research Core Plus Fixed Income Fund State Street Research Core Large Cap Growth Fund State Street Research Large Cap Growth Fund

A filing fee of $438 has been sent via a Federal Funds Wire to the Securities and Exchange Commission's Mellon Bank lockbox on or about April 27, 2001.

If you have any questions with respect to the enclosed or if there is any way in which we may be of assistance, please do not hesitate to telephone the undersigned at (617) 357-1310.

Very truly yours,


/s/ Kristen E. Devlin
Kristen E. Devlin

Enclosures

m:/24f2

             Annual Notice of Securities Sold Pursuant to Rule 24F-2


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2


             Read instructions at end of Form before preparing Form.

--------------------------------------------------------------------------------

1.        Name and address of issuer:

               State Street Research Institutional Funds
               One Financial Center
               Boston, MA 02111

--------------------------------------------------------------------------------

2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):
                         State Street Research Core Fixed Income Fund
                         State Street Research Core Plus Fixed Income Fund
                         State Street Research Core Large Cap Growth Fund
                         State Street Research Large Cap Growth Fund
--------------------------------------------------------------------------------

3.        Investment Company Act File Number:          811-9247

          Securities Act File Number:                  333-73433

--------------------------------------------------------------------------------

4(a).     Last day of fiscal year for which this Form is filed:

               January 31, 2001

--------------------------------------------------------------------------------

4 (b).[ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).
          (See Instruction A.2)

          Note: If the Form is being filed late, interest must be paid on the registration fee due.

--------------------------------------------------------------------------------

4 (c).[ ] Check box if this is the last time the issuer will be filing this Form.

--------------------------------------------------------------------------------

5. Calculation of registration fee:

    (i)    Aggregate sale price of securities sold
           during the fiscal year pursuant to
           section 24(f):                                           $  1,753,884
                                                                    ------------

    (ii)   Aggregate price of securities redeemed
           or repurchased during the fiscal year:      $     0
                                                       ------------


    (iii)  Aggregate price of securities redeemed
           or repurchased during any prior fiscal
           year ending no earlier than October 11,
           1995 that were not previously used to
           reduce registration fees payable to the
           Commission:                                 $     0
                                                        -----------

    (iv)   Total available redemption credits [add
           Items 5(ii) and 5(iii):                               -  $     0
                                                                    ------------

    (v)    Net sales - if Item 5(i) is greater
           than Item 5(iv) [subtract Item 5(iv)
           from Item 5(i)]:                                         $  1,753,884
                                                                      ----------

    ----------------------------------------------------------------
    (vi)   Redemption credits available for use in
           future years - if Item 5(i) is less
           than Item 5(iv) [subtract Item 5(iv)
           from Item 5(i)]:                            $     0
                                                       --------------
    ----------------------------------------------------------------

    (vii)  Multiplier for determining registration
           fee (See Instruction C.9):                              X      .00025
                                                                      ----------

    (viii) Registration fee due [multiply Item
           5(v) by Item 5(vii)] (enter "0" if no
           fee is due):                                          = $         438
                                                                      ----------

--------------------------------------------------------------------------------

6. Prepaid Shares

        If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: ___________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:
        ___________.

--------------------------------------------------------------------------------

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):
                                                                    +$    0
                                                                      ----------

--------------------------------------------------------------------------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                    =$       438
                                                                      ----------

--------------------------------------------------------------------------------
9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

                                     4/27/01

        Method of Delivery:

                      [X] Wire Transfer                            N/A

                      [ ] Mail or other means

--------------------------------------------------------------------------------


                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Douglas A. Romich
                               Douglas A. Romich, Assistant Treasurer


Date  April 27, 2001

  *Please print the name and title of the signing officer below the signature.